LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE - Credit Quality Indicator (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Financing Receivable, Credit Quality Indicator [Line Items]
Secured long-term borrowings	¥ 234,585	¥ 241,026	¥ 481,801		$ 33,130
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance of the period	(763,122)	(256,639)	(189,305)	¥ (7,222)
Changes on initial application of ASU 2016-13	404,174	1,580,464	553,688		$ 57,080
Addition	(326,204)	(398,167)	(257,953)	(184,586)
Provision for credit losses	(1,039,367)	(255,105)	(37,961)	(36,474)
Write-off	48,908		37,757	15,606
Bought out by certain non-bank financing institutions without recourse			85,560
Payments from the borrowers or other recoveries	62,053	146,789	105,263	23,371
Ending balance of the period	(2,190,575)	(763,122)	(256,639)	¥ (189,305)
Restatement Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13						¥ (172,843)
ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13						¥ 1,407,621
ASU 2016-13 | Restatement Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13	(172,843)
Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	2,594,749	2,343,586	810,327
Amount of assets pledged	433,900
Secured current portion of long-term borrowings	112,300
Secured long-term borrowings	1,600
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13	404,174	1,580,464	553,688
Addition	(326,204)
Provision for credit losses	(1,039,367)
Write-off	48,908
Payments from the borrowers or other recoveries	62,053
Loan recognized as a result of payment under the guarantee | ASU 2016-13 | Restatement Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13	(172,843)
Normal | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	283,259	807,023	286,644
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Addition	(326,204)
Provision for credit losses	(171,397)
Payments from the borrowers or other recoveries	57,871
Normal | Loan recognized as a result of payment under the guarantee | ASU 2016-13 | Restatement Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13	78,387
Attention | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	364,895	1,156,067	229,474
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses	(788,149)
Payments from the borrowers or other recoveries	2,372
Attention | Loan recognized as a result of payment under the guarantee | ASU 2016-13 | Restatement Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13	(104,137)
Secondary | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	1,946,595	¥ 380,496	¥ 294,209
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses	(79,821)
Write-off	48,908
Payments from the borrowers or other recoveries	1,810
Secondary | Loan recognized as a result of payment under the guarantee | ASU 2016-13 | Restatement Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13	¥ (147,093)